Stockholder's Equity (Deficit) (Details) - USD ($)						1 Months Ended							2 Months Ended		3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 13, 2022	Jan. 04, 2022	Jul. 09, 2021	Jul. 09, 2021	Feb. 10, 2021	May 31, 2022	Apr. 30, 2022	Apr. 18, 2022	Feb. 28, 2022	Nov. 30, 2021	Oct. 31, 2021	Feb. 28, 2021	May 31, 2022	Feb. 28, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 28, 2022	Jul. 31, 2021	Jul. 01, 2021	Mar. 24, 2021	Feb. 11, 2021	Feb. 08, 2021	Sep. 30, 2011	Feb. 28, 2011
Stockholder's Equity (Deficit) (Details) [Line Items]
Aggregate share			1,000,000,000	1,000,000,000		16,021,937			98,334,176				232,079,442								60,240,258
Aggregate share issued			100,000,000	100,000,000			825,000							855,000						538,403,000
Common stock issued			500,000,000	500,000,000						16,021,937
Common stock shares authorized																							6,000,000,000	6,000,000,000
Preferred stock, shares authorized															10,000,000				10,000,000	10,000,000	10,000,000
Stated value per share (in Dollars per share)															$ 0.001				$ 0.001										$ 0.001
Preferred stock, issued and outstanding percentage																			49.00%	49.00%
Common stock, share authorized																			4,900	4,900
Preferred stock shares					5										5				5	5
Convertible preferred stock share issued (in Dollars)																				$ 5,335
Total proceeds (in Dollars)							$ 740,000		$ 214,203				$ 113,100			$ 2,071,453				$ 3,768,730
Proceeds per share (in Dollars per share)																				$ 0.007
Sale of purchase price per share (in Dollars per share)																$ 0.001				$ 0.002
Accrued interest and conversion fees (in Dollars)													$ 108,750			$ 1,229,018				$ 1,129,681
Fair value amount (in Dollars)										$ 62,486										$ 148,000
Fair value per share (in Dollars per share)										$ 0.0039										$ 0.037
Stock-based compensation (in Dollars)																				$ 7,811
Remaining balance (in Dollars)																				$ 54,675
Shares of common stock																				21,937
Aggregate of shares common stock																				24,294,400
Stock-based consulting expense (in Dollars)																					$ 148,000
Contractual conversion price (in Dollars per share)									$ 0.002				$ 0.001								$ 0.004
Conversion fees (in Dollars)																					$ 223,657
Aggregate intrinsic value of warrants outstanding (in Dollars)															$ 0				$ 0	$ 0
Warrant to purchase shares											41,666,666	756,250,000
Warrants term											7 years	5 years
Exercise price per share (in Dollars per share)											$ 0.006	$ 0.002
Preferred stock, shares authorized															10,000,000				10,000,000
Conversion ratio																			10,670
Diluted basis shares																			(1,066,906,000)
Company shares								135,896,517
Annual dividend percentage																			75.00%
Total net proceeds (in Dollars)	$ 110,000													$ 815,000					$ 495,000	$ 815,000
Financing cost (in Dollars)	$ 3,750						$ 10,000		$ 10,000					$ 10,000	$ 5,000				$ 5,000
Financing cost per share (in Dollars per share)							$ 0.9		$ 0.96					$ 0.96
Issuance of deemed dividend (in Dollars)														$ 815,000
Aggregate purchase shares							750,000,000
Exercise price (in Dollars per share)							$ 0.0005
Incurred additional interest expense (in Dollars)									$ 161,225				$ 4,350			$ 842,435
Accrued interest and conversion fees (in Dollars)									$ 52,978
Shares of common stock issued									98,334,176					98,334,176
Fair value of common stock (in Dollars)									$ 214,203
Fair value price per share (in Dollars per share)									$ 0.002					$ 0.002	$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Exercise warrants							250,000
Converted common stock shares							54,500,000												1,058,153,419	19,066,667
Dividends (in Dollars)																			$ 878
Dilutive issuance (in Dollars per share)							$ 0.00005
Common Stock [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Aggregate share																1,314,342,897				587,292,862
Common stock shares authorized			6,000,000,000	6,000,000,000
Aggregate of shares issued (in Dollars)																				$ 4,000,000
Company shares															232,079,442	1,412,677,073	20,937,374	46,056,319		587,292,862	60,240,258
Issuance of deemed dividend (in Dollars)
Warrant [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Warrants term															7 years				7 years
Minimum [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Common stock shares authorized			3,000,000,000	3,000,000,000																		6,000,000,000			1,000,000,000
Fixed conversion price (in Dollars per share)		$ 0.001
Annual dividend percentage																				3.00%
Maximum [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Common stock shares authorized			6,000,000,000	6,000,000,000																		9,000,000,000			3,000,000,000
Fixed conversion price (in Dollars per share)		$ 0.0008
Annual dividend percentage																				18.00%
Series A Preferred Stock [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares												75								24								51	75
Voting rights, description																			Each one (1) share of the Series A Preferred Stock shall have voting rights equal to One Percent (1%) of the issued and outstanding shares of the Corporation’s Common Stock on the date of any such vote, such that the Holder of all Seventy-Five (75) shares of Series A Preferred Stock, shall always have voting rights equal to Seventy Five Percent (75%) of the issued and outstanding shares of the Company’s Common Stock.	Each one (1) share of the Series A Preferred Stock shall have voting rights equal to One Percent (1%) of the issued and outstanding shares of the Corporation’s Common Stock on the date of any such vote, such that the Holder of all Seventy-Five (75) shares of Series A Preferred Stock, shall always have voting rights equal to Seventy Five Percent (75%) of the issued and outstanding shares of the Company’s Common Stock.
Series A Preferred Stock [Member] | Designation [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares designated															51				51										51
Preferred stock par value (in Dollars per share)															$ 0.001				$ 0.001										$ 0.001
Series A Preferred Stock [Member] | Conversion [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares																				75	51
Preferred Stock, share issued															75				75	75
Preferred Stock, share outstanding															75				75	75
Series A Preferred Stock [Member] | Minimum [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares															51				51
Series A Preferred Stock [Member] | Minimum [Member] | Designation [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares																													51
Series A Preferred Stock [Member] | Maximum [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares															75				75
Series A Preferred Stock [Member] | Maximum [Member] | Designation [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares																													75
Series B Convertible Preferred Stock [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized															4,900				4,900	4,900	4,900					4,900
Certificate of designation preferred stock					4,900
Series A preferred stock designation , description																			The Company had designated 49 shares which was amended and increase from 49 to 4,900 shares of preferred stock as Series B Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.	The Company had designated 49 shares which was amended and increase from 49 to 4,900 shares of preferred stock as Series B Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.
Rate of stated value																			2.00%	2.00%
Preferred stock, issued and outstanding percentage																			80.00%	80.00%
Issued and outstanding percentage																			0.01%	0.01%
Preferred stock, par value (in Dollars per share)															$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Aggregate of shares issued (in Dollars)					$ 3,000
Convertible preferred stock share issued (in Dollars)																			$ 19,567	$ 3,000
Preferred Stock, share issued															3,000				3,000	3,000
Preferred Stock, share outstanding															3,000				3,000	3,000
Series c Convertible Preferred Stock [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized					5		5,000,000								5,000,000				5,000,000	5	5
Rate of stated value																			2.00%	2.00%
Preferred stock, issued and outstanding percentage																			80.00%	80.00%
Preferred stock, par value (in Dollars per share)															$ 0.00001				$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock face value (in Dollars)																			$ 100	$ 100
Convertible preferred stock share issued (in Dollars)																			$ 19,567	$ 5
Preferred Stock, share issued																				5
Preferred Stock, share outstanding																				5
Convertible shares								5
Series c Convertible Preferred Stock [Member] | Conversion at Option of Holder [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock, issued and outstanding percentage																				1.00%
Series c Convertible Preferred Stock [Member] | Conversion at Option of Holder [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock, issued and outstanding percentage																			1.00%
Ownership does not exceed percentage																											9.99%
Series D Convertible Preferred Stock [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Aggregate share issued							825,000
Preferred stock, shares authorized															2,500,000				2,500,000	2,500,000
Preferred stock shares																				2,500,000
Preferred stock, par value (in Dollars per share)															$ 0.00001				$ 0.00001	$ 0.00001
Convertible preferred stock share issued (in Dollars)																				$ 5,335
Preferred Stock, share issued		2,500,000													1,680,000				1,680,000
Preferred Stock, share outstanding															1,680,000				1,680,000
Designated shares preferred stock																			2,500,000
Par value per share (in Dollars per share)															$ 0.00001				$ 0.00001
Stated value (in Dollars per share)																			$ 1
Annual dividend percentage																			3.00%
Dividend rate shall automatically increase																			18.00%
Conversion price description																			The effective conversion price (the “Conversion Price”) shall equal the fixed conversion price equal to $0.0005 (subject to equitable adjustments by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). Notwithstanding anything contained herein to the contrary, in the event that, following the date of issuance of the Series D Preferred Stock, the Company consummates a financing of at least $7,500,000, in the aggregate, in one offering or a series of offerings (debt or equity or a combination), the Conversion Price shall be reset to the Variable Conversion Price. The “Variable Conversion Price” shall mean 65% multiplied by the market price (representing a discount rate of 35%). Market price means the average of the lowest trading prices for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.
Total net proceeds (in Dollars)							$ 740,000
Financing cost (in Dollars)							$ 10,000
Financing cost per share (in Dollars per share)							$ 0.9
Aggregate purchase shares							750,000,000
Exercise price (in Dollars per share)							$ 0.0005
Warrant description																			In April 2022, the Company sold an aggregate of 825,000 shares of Series D Convertible Preferred Stock for total net proceeds of $740,000 after deducting legal and financing cost of $10,000 or approximately $0.90 per share. Additionally, the Company granted an aggregate of 750,000,000 warrants to purchase shares of the Company’s common stock in connection with the issuance of the sale of these Series D Convertible Preferred Stock. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.0005 subject to adjustment such as stock dividends, stock splits, and dilutive issuances. Whenever on or after the date of issuance of this warrant, the Company issues or sells, or in for a consideration per share (before deduction of reasonable expenses or commissions or underwriting discounts or allowances in connection therewith) less than the exercise price on the date of issuance (a “Dilutive Issuance”), then immediately upon the Dilutive Issuance, the Exercise Price will be reduced to the greater of: (i) the price per share received by the Company upon such Dilutive Issuance; and (ii)$0.00005. In connection with the issuance of these Series D Convertible Preferred Stock and stock warrants, the Company recognize deemed dividend of $740,000 upon issuance. Accrued Dividends on Preferred Stock As of June 30, 2022 and December 31, 2021, accrued dividends related to the Series B, C, and D Convertible Preferred Stock amounted $19,567 and $5,335, respectively. Common Stock Issued On March 24, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The amendment reflected the increase in the authorized shares of common stock from 1,000,000,000 shares to 3,000,000,000 shares. On July 9, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The Amendment reflected the increase in the authorized shares of common stock from 3,000,000,000 shares to 6,000,000,000 shares. On April 28, 2022, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation and reflected the increase in the authorized shares of common stock from 6,000,000,000 shares to 9,000,000,000 shares. Common Stock for Debt Conversion From January 2022 through March 2022, the Company issued an aggregate of 1,314,342,897 shares of its common stock at an average contractual conversion price of approximately $0.001 as a result of the conversion of principal, accrued interest, conversion fees of $1,229,018 and incurred additional interest expense of $842,435 for a total of $2,071,453 underlying certain outstanding convertible notes converted during such period. In February 2022, the Company issued an aggregate of 98,334,176 shares of its common stock at an average conversion price of approximately $0.002 as a result of the conversion of principal, accrued interest and conversion fees of $52,978 and incurred additional interest expense of $161,225 for a total of $214,203 underlying certain outstanding loans payable converted during such period. The 98,334,176 shares of common stock had a fair value of $214,203, or $0.002 per share, based on the quoted trading price on the date of grant. From April 2022 through May 2022, the Company issued an aggregate of 232,079,442 shares of its common stock at an average contractual conversion price of approximately $0.001 as a result of the conversion of principal of $108,750 and accrued interest of $4,350 for a total of $113,100 underlying certain outstanding convertible notes converted during such period. Common Stock for Services In May 2022, the Company issued 16,021,937 shares of common stock to a consultant in connection with an engagement agreement dated November 15, 2021 (see Note 11). Such shares were previously recognized as common stock issuable prior to issuance in May 2022. Common Stock Warrants A summary of the Company’s outstanding stock warrants is presented below: Number of Warrants Weighted Average Exercise Price Weighted Average Remaining Contractual Life (Years) Balance at December 31, 2020 325,000 $0.50 4.84 Granted 797,916,666 0.002 - Balance at December 31, 2021 798,241,666 $0.002 4.26 Granted 750,000,000 $0.0005 7.00 Exercised (250,000) 0.50 2.40 Balance at June 30, 2022 1,547,991,666 $0.0005 5.21 Warrants exercisable at June 30, 2022 1,547,991,666 $0.0005 5.21 At June 30, 2022, the aggregate intrinsic value of warrants outstanding was $0. In February 2021, the Company granted an aggregate of 756,250,000 warrant to purchase shares of the Company’s common stock in connection with the issuance of certain convertible notes in February 2021. The warrants have a term of 5 years from the date of grant and exercisable at an exercise price of $0.002 subject to adjustment such as stock dividends, stock splits, and dilutive issuances. These warrants contain a provision for cashless exercise as defined in the warrant agreement. In October 2021, the Company granted an aggregate of 41,666,666 warrant to purchase shares of the Company’s common stock in connection with the issuance of secured promissory notes in October 2021. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.006 subject to adjustment under the anti-dilution provision. These warrants contain a provision for cashless exercise as defined in the warrant agreement. In April 2022, a warrant holder elected to exercise 250,000 warrants by cashless exercise and converted into 54,500,000 common stock pursuant to the terms of the stock warrant agreement whereby the exercise price was subject to adjustment under an anti-dilution provision. Such warrants were granted in November 2019 and were issued in connection with a convertible note. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $878 and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants for the three and six months ended June 30, 2022. In April 2022, the Company sold an aggregate of 825,000 shares of Series D Convertible Preferred Stock for total net proceeds of $740,000 after deducting legal and financing cost of $10,000 or approximately $0.90 per share. Additionally, the Company granted an aggregate of 750,000,000 warrants to purchase shares of the Company’s common stock in connection with the issuance of the sale of these Series D Convertible Preferred Stock. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.0005 subject to adjustment such as stock dividends, stock splits, and dilutive issuances. Whenever on or after the date of issuance of this warrant, the Company issues or sells, or in for a consideration per share (before deduction of reasonable expenses or commissions or underwriting discounts or allowances in connection therewith) less than the exercise price on the date of issuance (a “Dilutive Issuance”), then immediately upon the Dilutive Issuance, the Exercise Price will be reduced to the greater of: (i) the price per share received by the Company upon such Dilutive Issuance; and (ii)$0.00005.
Series D Convertible Preferred Stock [Member] | Minimum [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Fixed conversion price (in Dollars per share)							0.0008		0.001
Series D Convertible Preferred Stock [Member] | Maximum [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Fixed conversion price (in Dollars per share)							$ 0.0005		$ 0.0008
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Preferred stock shares												75			75				75
During the year ended December 31, 2020 [Member]
Stockholder's Equity (Deficit) (Details) [Line Items]
Total proceeds (in Dollars)																				$ 170,061
Proceeds per share (in Dollars per share)																				$ 0.007
Shares of common stock																				4,000,000